UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [_] Amendment Number:
    This Amendment (Check only one.):             [_] is a restatement.
                                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:       FrontFour Capital Group LLC
     Address:    35 Mason Street, 4th Floor
                 Greenwich, CT 06830

13F File Number: 28-15383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:  David A. Lorber
     Title: Managing Member of Reporting Manager
     Phone: 203-274-9050

Signature, Place, and Date of Signing:

            /s/ David A. Lorber, Greenwich, CT, May 15, 2013

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3
                                           -------------

Form 13F Information Table Entry Total:            42
                                           -------------

Form 13F Information Table Value Total:      $299,440
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number        Names
    -----        --------------------        ----------------------
      1          28-15396                    Stephen Loukas

      2          28-15389                    David A. Lorber

      3          28-15393                    Zachary George

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERCO                        COM            023586100    6,478    37,328 SH         OTHER     1, 2, 3         0    37,328         0
ASHLAND INC NEW               COM            044209104    1,040    13,998 SH         OTHER     1, 2, 3         0    13,998         0
ATLAS ENERGY LP               COM UNITS LP   04930A104    7,381   167,596 SH         OTHER     1, 2, 3         0   167,596         0
CHEMTURA CORP                 COM NEW        163893209    8,025   371,359 SH         OTHER     1, 2, 3         0   371,359         0
CIT GROUP INC                 COM NEW        125581801    3,043    69,990 SH         OTHER     1, 2, 3         0    69,990         0
CYRUSONE INC                  COM            23283R100    2,341   102,489 SH         OTHER     1, 2, 3         0   102,489         0
CABLEVISION SYS CORP          CL A NY        12686C109      578    38,653 SH         OTHER     1, 2, 3         0    38,653         0
                              CABLVS
CHESAPEAKE ENERGY CORP        COM            165167107    2,849   139,600 SH  PUT    OTHER     1, 2, 3         0   139,600         0
DELTA AIR LINES INC DEL       COM NEW        247361702    3,688   223,409 SH         OTHER     1, 2, 3         0   223,409         0
DIGITALGLOBE INC              COM NEW        25389M877      270     9,332 SH         OTHER     1, 2, 3         0     9,332         0
DOLE FOOD CO INC NEW          COM            256603101    2,286   209,708 SH         OTHER     1, 2, 3         0   209,708         0
E TRADE FINANCIAL CORP        COM NEW        269246401    3,435   320,729 SH         OTHER     1, 2, 3         0   320,729         0
ENPRO INDS INC                COM            29355X107    2,388    46,660 SH         OTHER     1, 2, 3         0    46,660         0
FERRO CORP                    COM            315405100   18,761 2,779,401 SH         OTHER     1, 2, 3         0 2,779,401         0
FISHER COMMUNICATIONS INC     COM            337756209   16,515   420,872 SH         OTHER     1, 2, 3         0   420,872         0
GRAPHIC PACKAGING HLDG CO     COM            388689101      699    93,320 SH         OTHER     1, 2, 3         0    93,320         0
GRACE W R & CO DEL NEW        COM            38388F108    3,424    44,181 SH         OTHER     1, 2, 3         0    44,181         0
GULFPORT ENERGY CORP          COM NEW        402635304    1,260    27,500 SH  PUT    OTHER     1, 2, 3         0    27,500         0
INERGY L P                    UNIT LTD PTNR  456615103    5,113   250,255 SH         OTHER     1, 2, 3         0   250,255         0
ISHARES TR                    RUSSELL 2000   464287655   35,241   373,200 SH  PUT    OTHER     1, 2, 3         0   373,200         0
LIVE NATION ENTERTAINMENT IN  COM            538034109      616    49,786 SH         OTHER     1, 2, 3         0    49,786         0
LORAL SPACE & COMMUNICATNS I  COM            543881106      624    10,079 SH         OTHER     1, 2, 3         0    10,079         0
MRC GLOBAL INC                COM            55345K103    3,302   100,281 SH         OTHER     1, 2, 3         0   100,281         0
NEWS CORP                     CL A           65248E104      995    32,610 SH         OTHER     1, 2, 3         0    32,610         0
NORTH AMERN ENERGY PARTNERS   COM            656844107   10,124 2,228,057 SH         OTHER     1, 2, 3         0 2,228,057         0
OAKTREE CAP GROUP LLC         UNIT           674001201    5,484   107,490 SH         OTHER     1, 2, 3         0   107,490         0
                              99/99/9999
OFFICE DEPOT INC              COM            676220106    4,911 1,249,589 SH         OTHER     1, 2, 3         0 1,249,589         0
OM GROUP INC                  COM            670872100    2,082    88,654 SH         OTHER     1, 2, 3         0    88,654         0
PENN WEST PETE LTD NEW        COM            707887105   11,253 1,045,553 SH         OTHER     1, 2, 3         0 1,045,553         0
PENN WEST PETE LTD NEW        COM            707887105    1,197   111,200 SH  CALL   OTHER     1, 2, 3         0   111,200         0
PPG INDS INC                  COM            693506107    1,712    12,779 SH         OTHER     1, 2, 3         0    12,779         0
RYMAN HOSPITALITY PPTYS INC   COM            78377T107    8,866   193,787 SH         OTHER     1, 2, 3         0   193,787         0
SIX FLAGS ENTMT CORP NEW      COM            83001A102    9,438   130,210 SH         OTHER     1, 2, 3         0   130,210         0
SPDR S&P 500 ETF TR           TR UNIT        78462F103   96,289   614,600 SH  PUT    OTHER     1, 2, 3         0   614,600         0
SUPERVALU INC                 COM            868536103    1,356   269,029 SH         OTHER     1, 2, 3         0   269,029         0
TEMPUR PEDIC INTL INC         COM            88023U101    2,316    46,660 SH         OTHER     1, 2, 3         0    46,660         0
TW TELECOM INC                COM            87311L104    1,763    69,990 SH         OTHER     1, 2, 3         0    69,990         0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209    2,651    93,340 SH         OTHER     1, 2, 3         0    93,340         0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209    1,326    46,700 SH  CALL   OTHER     1, 2, 3         0    46,700         0
WALTER ENERGY INC             COM            93317Q105      531    18,649 SH         OTHER     1, 2, 3         0    18,649         0
WAUSAU PAPER CORP             COM            943315101    1,883   174,683 SH         OTHER     1, 2, 3         0   174,683         0
ZOLTEK COS INC                COM            98975W104    5,906   494,228 SH         OTHER     1, 2, 3         0   494,228         0

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